COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Gaming Subconcession Macau (Detail) MOP$ in Thousands		12 Months Ended
	Sep. 08, 2006	Dec. 31, 2022 MOP (MOP$) Table	Dec. 31, 2022 USD ($) Table	Dec. 31, 2022 USD ($)	Dec. 09, 2022 MOP (MOP$)	Dec. 09, 2022 USD ($)	Sep. 20, 2022 MOP (MOP$)	Sep. 20, 2022 USD ($)
Commitments And Contingencies [Line Items]
Maximum beneficiary amount					MOP$ 1,000,000	$ 124,319,000	MOP$ 820,000	$ 101,942,000
Period that the bank guarantee was released		2023-01	2023-01
Guarantee until the 180th day after the termination date of the gaming subconcession [Member]
Commitments And Contingencies [Line Items]
Maximum beneficiary amount		MOP$ 300,000		$ 37,296,000
Percentage of guarantee amount payable quarterly to bank		1.75%	1.75%
Period that the bank guarantee was released		2023-01	2023-01
Effective date that the bank guarantee was not enforceable		Jan. 01, 2023	Jan. 01, 2023
Guarantee until the expiry of the gaming subconcession [Member]
Commitments And Contingencies [Line Items]
Period that the bank guarantee was released		2023-01	2023-01
Effective date that the bank guarantee was not enforceable		Jan. 01, 2023	Jan. 01, 2023
Special gaming tax [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations on a monthly basis		35.00%	35.00%
Utilities designated by the local government [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations on a monthly basis		4.00%	4.00%
Gaming table reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit		MOP$ 300	$ 37,000
Minimum number of tables		100	100
Gaming table not reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit		MOP$ 150	$ 19,000
Minimum number of tables		100	100
Electrical or mechanical gaming machine [Member]
Commitments And Contingencies [Line Items]
Variable annual premium per unit		MOP$ 1	$ 100
Gaming subconcession macau agreement [member]
Commitments And Contingencies [Line Items]
Fixed annual premium		30,000	$ 3,730,000
Extended expiry date of the gaming subconcession	Dec. 31, 2022
Original expiry date of the gaming subconcession	Jun. 26, 2022
Gaming subconcession macau agreement [member] | Guarantee until the expiry of the gaming subconcession [Member]
Commitments And Contingencies [Line Items]
Maximum beneficiary amount							MOP$ 820,000	$ 101,942,000
The predefined amount for calculating the fee payable quarterly to bank		MOP$ 410,000		$ 50,971,000
The percentage based on the predefined amount to calculate the fee payable quarterly to bank		0.90%		0.90%